TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
440 Mamaroneck Avenue
Harrison, New York 10528

May 4, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention:  File Desk

Re:          Transamerica Financial Life Insurance Company
TFLIC Series Life Account
TFLIC Freedom Elite Builder II
(File No. 333-113442)

Dear Sir or Madam:

On behalf of Transamerica Financial Life Insurance Company ("Transamerica Financial") and the TFLIC Series Life Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2017 for certain deferred variable life policies offered by Transamerica Financial through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 2017 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at 727- 299-1770, if you have any questions or concerns regarding this filing.

Sincerely,

/s/ Carol J. Parker
Carol J. Parker
Senior Registered Product Specialist
cc:  Art Woods, Esq.